Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Line Items]
Total accrued liabilities	$ 67,450	$ 0
ColdQuanta Inc dba Infleqtion [Member]
Accrued Liabilities [Line Items]
Accrued wages	1,621,000	942,000	$ 1,505,000
Accrued vacation	303,000	331,000	555,000
Accrued other compensation	802,000	650,000	274,000
Warranty liability	19,000	14,000	10,000
VAT liability	83,000	575,000	0
Accrued contingent payments	2,000,000	0
Accrued offering costs	1,197,000	0
Goods and services received, not yet invoiced	2,225,000	3,932,000	720,000
Series C convertible redeemable preferred stock unpaid issuance costs	0	2,650,000	0
Other accruals	239,000	184,000	22,000
Total accrued liabilities	$ 8,489,000	$ 9,278,000	$ 3,086,000